Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Listed and Unlisted Options

Set out below are summaries of all listed and unlisted options, including those issued under OIP:

	2026		2025		2024
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.38	8,490,000	0.28	13,506,120	0.27	12,879,720
Granted during the year	0.11	4,000,000	0.14	3,000,000	0.25	1,000,000
Exercised during the year	-	-	-	-	0.12	(200,000)
Forfeited/lapsed during the year	0.54	(4,490,000)	0.12	(8,016,120)	0.18	(173,600)
As at 30 June	0.14	8,000,000	0.38	8,490,000	0.28	13,506,120
Vested and exercisable at 30 June	0.15	5,267,534	0.43	7,153,384	0.28	13,326,632

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

		Exercise price		Share options	Share options	Share options
Grant date	Expiry date	(A$ unless stated otherwise)		30 June 2026	30 June 2025	30 June 2024

2019-05-23 (warrants)	2024-05-23	USD	0.125	-	-	-
2019-07-16 (warrants)	2024-07-16	USD	0.125	-	-	116,120
2020-10-29	2024-04-14		0.120	-	-	7,900,000
2020-07-24 (warrants)	2025-07-21	USD	0.5859	-	2,560,000	2,560,000
2021-10-26	2025-10-26		0.250	-	500,000	500,000
2022-06-27	2026-06-27		0.120	-	1,430,000	1,430,000
2023-11-21	2027-11-21		0.250	1,000,000	1,000,000	1,000,000
2024-11-18	2028-06-19		0.130	1,000,000	1,000,000	-
2024-11-18	2028-08-20		0.145	2,000,000	2,000,000	-
2025-11-11	2029-10-03		0.110	4,000,000	-	-

Total				8,000,000	8,490,000	13,506,120

Weighted average remaining contractual life of options outstanding at end of period				2.59	1.58	0.71

Schedule of Options Granted Under OIP

The model inputs for options granted under OIP and issued during the year ended June 30, 2026 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2025-11-11	2029-10-03	0.110	4,000,000		0.060	77.46%	0.00%	3.69%	0.0271
			4,000,000	*

*	Options were approved at the Annual General Meeting, held on 11 November 2025 for Jeannette Joughin, Daniel Pollock, Ravi Savarirayan, and Paul Brennan of 1,000,000 each. The option exercise price is $0.110 and they have an expiry date of 3 October 2029.

The model inputs for options granted under OIP and issued during the year ended June 30, 2025 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2024-11-18	2028-06-19	0.130	1,000,000		0.079	75.72%	0.00%	4.15%	0.0350
2024-11-18	2028-08-20	0.145	2,000,000		0.079	74.51%	0.00%	4.15%	0.0334
			3,000,000	*

*	1,000,000 options each granted to Dr. Jeannette Joughin on 19 June 2024, Mr. Daniel Pollock and Prof. Ravi Savarirayan on 20 August 2024 were approved by shareholders at the 2024 annual general meeting held on 18 November 2024.

The model inputs for options granted under OIP and issued during the year ended June 30, 2024 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2023-11-21	2027-11-21	0.250	1,000,000		0.080	119.21%	0.00%	4.09%	0.0511
			1,000,000	*

*	1,000,000 options granted to Mr. Paul Brennan on 16 March 2022 were approved by shareholders at the 2023 annual general meeting held on 21 November 2023.

Schedule of Performance Rights Granted Under OIP

The model inputs for the performance rights granted under OIP and issued during the year ended June 30, 2025 included:

	Exercise price	No. of	Share price at grant date	Expected	Dividend	Risk - free interest	Fair value at grant date per right
Grant date	(A$)	right	(A$)	Volatility**	yield	rate	(A$)

2024-09-20	-	3,026,651	0.0960	105-115%	0.00%	3.56%	0.0960
2024-09-21	-	1,088,535	0.0960	105-115%	0.00%	3.56%	0.0960
2024-09-25	-	985,883	0.1050	105-115%	0.00%	3.56%	0.1050
		5,101,069

*	Expiry date is four years after the vesting conditions are met
**	There are multiple tranches of performance rights with different expected vesting dates resulting in a range of expected volatility used in the calculation of fair value.

Schedule of Total Expenses Arising from Share-Based Payment Transactions

Total expenses arising from share-based payment transactions recognized during the period were as follows:

	2026 A$	2025 A$	2024 A$
Options issued under OIP	51,289	64,755	3,299
Performance rights issued under OIP[1]	37,158	239,488	-
	88,447	304,243	3,299

[1]	Performance rights which can be settled in shares, were granted to key management personnel and employees during the years ended June 30, 2026 and 2025. The expense for the year ended 30 June 2026 was $37,158. The performance rights are based on non-market weighted key performance indicators (KPIs) and have been expensed over the service period, based on an estimate of KPIs that are expected to be achieved. The performance rights are expected to vest between one and five years.